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                            Prudential Mutual Funds
                        Supplement dated March 31, 1997
    The following information supplements the Prospectus of each of the Funds listed below.
SHAREHOLDER GUIDE
ALTERNATIVE PURCHASE PLAN
Class A Shares
  (Non-Municipal Funds Only)
    Reduction and Waiver of Initial Sales Charges. Effective April 1, 1997, Class A shares may be purchased at NAV, through Prudential Securities or the Transfer Agent, by investors in Individual Retirement Accounts, provided the purchase is made with the proceeds from a tax-free rollover of assets from a Benefit Plan for which Prudential Investments serves as the recordkeeper or administrator.
    You must notify the Transfer Agent either directly or through your dealer that you are entitled to the waiver of the sales charge. The reduction or waiver will be granted subject to confirmation of your entitlement.
HOW TO SELL YOUR SHARES
Contingent Deferred Sales Charges
    Waiver of Contingent Deferred Sales Charges--Class B Shares
    Systematic Withdrawal Plan. The contingent deferred sales charge (CDSC) will be waived (or reduced) on certain redemptions from a Systematic Withdrawal Plan. On an annual basis, up to 12% of the total dollar amount subject to the CDSC may be redeemed without charge. The Transfer Agent will calculate the total amount available for this waiver annually, on the earlier of March 1, 1997 or the anniversary date of your purchase. The CDSC will be waived (or reduced) on redemptions until this threshold 12% amount is reached.
    Waiver of Contingent Deferred Sales Charges--Class C Shares
       (Non-Municipal Funds Only)
    PruArray or SmartPath Plans. The CDSC will be waived on the following redemptions from qualified and non-qualified retirement and deferred compensation plans that participate in the Transfer Agent's PruArray and SmartPath Programs: (i) redemptions from a 403(b) or 457 plan; and (ii) redemptions from a qualified or non-qualified plan, provided that the investment options of the plan include shares of Prudential Mutual Funds and shares of non-affiliated mutual funds.
        Listed below are the names of the Prudential Mutual Funds and the dates of the Prospectuses to which this supplement relates.

Name of Fund                                             Date of Prospectus
The BlackRock Government Income Trust                     August 29, 1996
The Global Government Plus Fund, Inc.                     February 28, 1997
The Global Total Return Fund, Inc.                        February 28, 1997
Global Utility Fund, Inc.                                 November 29, 1996
Nicholas-Applegate Fund, Inc.                             March 4, 1997
Prudential Allocation Fund                                September 27, 1996

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Name of Fund                                                 Date of Prospectus
Prudential California Municipal Fund
  (California Series)                                         November 1, 1996
  (California Income Series)                                  November 1, 1996
Prudential Distressed Securities Fund, Inc.                   January 29, 1997
Prudential Diversified Bond Fund, Inc.                        April 26, 1996
Prudential Dryden Fund
  Active Balanced Fund                                        November 29, 1996
Prudential Emerging Growth Fund, Inc.                         November 18, 1996
Prudential Equity Fund, Inc.                                  March 5, 1997
Prudential Equity Income Fund                                 December 30, 1996
Prudential Europe Growth Fund, Inc.                           July 2, 1996
Prudential Global Genesis Fund, Inc.                          July 30, 1996
Prudential Global Limited Maturity Fund, Inc.                 December 30, 1996
Prudential Government Income Fund, Inc.                       April 30, 1996
Prudential High Yield Fund, Inc.                              March 6, 1997
Prudential Intermediate Global Income Fund, Inc.              February 28, 1997
Prudential Jennison Series Fund, Inc.                         January 13, 1997
Prudential Mortgage Income Fund, Inc.                         March 5, 1997
Prudential Multi-Sector Fund, Inc.                            June 28, 1996
Prudential Municipal Bond Fund                                June 28, 1996
Prudential Municipal Series Fund
  (Non-money market series)                                   November 1, 1996
Prudential National Municipals Fund, Inc.                     March 6, 1997
Prudential Natural Resources Fund, Inc.                       July 30, 1996
Prudential Pacific Growth Fund, Inc.                          January 7, 1997
Prudential Small Companies Fund, Inc.                         January 24, 1997
Prudential Structured Maturity Fund, Inc.                     March 3, 1997
Prudential Utility Fund, Inc.                                 March 5, 1997
Prudential World Fund, Inc.                                   January 16, 1997

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